CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Income Statement [Abstract]
Cost of revenue, related party	¥ 69,333	¥ 51,814	¥ 28,614
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0